Segment Information - Schedule of Identifiable Long-Lived Tangible Assets (Geographic Areas) (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Identifiable Long-Lived Tangible Assets [Line Items]
Total Identifiable long-lived tangible assets	$ 7,035,633	$ 7,229,487
United States [Member]
Schedule of Identifiable Long-Lived Tangible Assets [Line Items]
Total Identifiable long-lived tangible assets	7,034,335	7,227,533
China [Member]
Schedule of Identifiable Long-Lived Tangible Assets [Line Items]
Total Identifiable long-lived tangible assets	$ 1,298	$ 1,954